Summary of Significant Accounting Policies - Preferred Shares (Details)			1 Months Ended
	Mar. 20, 2015	Feb. 23, 2015	May 31, 2015	Sep. 30, 2014 shares
Preferred shares
Share exchange ratio	0.01	0.01
Series A Preferred Shares
Preferred shares
Stock issued (in shares)				1,758,418
Conversion ratio			1